Income Taxes - Schedule of Deferred Tax Assets (Details) (10-Q) - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Net operating loss carry forwards	$ 8,855,000	$ 7,763,000	$ 7,203,700
Net deferred tax assets before valuation allowance	8,855,000	7,763,000	7,203,700
Less: valuation allowance	(8,855,000)	(7,763,000)	(7,203,700)
Net deferred tax assets